Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Capital Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Premier Institutional Liquid Reserves
Class Name	Capital Shares
Trading Symbol	WAAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Premier Institutional Liquid Reserves for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Capital Shares[1]	$12	0.12%
[1],[2]
Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.12%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the seven-day current yield for Capital Shares of Western Asset Premier Institutional Liquid Reserves was 5.30% and the seven-day effective yield was 5.44%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was positively impacted by its extended weighted average maturity (WAM). This positioned the Fund well as the U.S. Federal Reserve indicated a possible shift towards a more accommodative policy stance later in the reporting period. The Fund’s floating rate holdings also provided additional yield.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 53,101,641
Holdings Count | $ / shares	73	[3]
Advisory Fees Paid, Amount	$ 103,401
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$53,101,641
Total Number of Portfolio Holdings*	73
Total Management Fee Paid	$103,401
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the application of liquidity fees, if any, is no longer tied to the Fund’s weekly liquid assets.
Effective October 2, 2024, pursuant to Rule 2a-7, if Liquid Reserves Portfolio has total daily net redemptions that exceed 5% of the Portfolio’s net assets, or such smaller amount of net redemptions as the Board of Trustees of the Portfolio determines, based on flow information available within a reasonable period after the last computation of the Portfolio’s net asset value on that day, Liquid Reserves Portfolio may be required to apply a liquidity fee to all shares that are redeemed at a price computed on that day.
In the event that Liquid Reserves Portfolio applies a liquidity fee to redemptions on a particular day, the Fund would be required, on that day, to pass the fee through to its redeeming investors on the same terms and conditions as imposed by Liquid Reserves Portfolio.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or    prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
*	Reflects holdings of Liquid Reserves Portfolio.